Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	[1]
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the period	$ (3,127,646)	$ (2,227,122)	[2]
Other comprehensive (loss)/income
Exchange differences arising from foreign operations	(547,224)	709,468
Exchange differences attributable to discontinued operations		10,349
Total comprehensive loss for the period	(3,674,870)	(1,507,305)
Attributable to:
Equity holders of the Company from continuing operations	(3,651,784)	(1,340,041)
Equity holders of the Company from discontinued operations		(172,906)
Non-controlling interests	(23,086)	5,642
Comprehensive income	$ (3,674,870)	$ (1,507,305)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.